OTHER ASSETS	12 Months Ended
Dec. 31, 2011
OTHER ASSETS
11.	OTHER ASSETS

The components of other assets at December 31 were as follows:

	2011	2010

Deferred financing costs	$11.8	$13.0
Deferred charges and other	9.9	10.7
Derivative financial instruments	2.5	3.1
Accrued benefit asset – pension plan (note 14)	0.2	0.2
	$24.4	$27.0